General Information - Summary of Consolidated Subsidiaries (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Total assets	₩ 42,002,758	₩ 42,791,647
Total liabilities	24,035,197	24,249,073
Operating revenues	26,379,644	26,287,201	₩ 25,638,855
Profit (loss) for the year	₩ 406,669	₩ 972,182	₩ 1,385,635
KT Linkus Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Linkus Co., Ltd.	KT Linkus Co., Ltd.	KT Linkus Co., Ltd.
Type of Business	Public telephone maintenance
Location	Korea
Controlling percentage ownership	92.40%	92.40%
Closing month	December
Total assets	₩ 54,247	₩ 64,178	₩ 47,734
Total liabilities	55,750	63,452	47,498
Operating revenues	79,171	81,645	76,135
Profit (loss) for the year	₩ (1,726)	₩ 821	₩ (614)
KT Submarine Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary			KT Submarine Co., Ltd.
Total assets			₩ 120,255
Total liabilities			7,884
Operating revenues			42,848
Profit (loss) for the year			₩ (12,126)
KT Telecop Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Telecop Co., Ltd.	KT Telecop Co., Ltd.	KT Telecop Co., Ltd.
Type of Business	Security service
Location	Korea
Controlling percentage ownership	92.70%	86.80%
Closing month	December
Total assets	₩ 400,437	₩ 375,596	₩ 370,004
Total liabilities	253,509	235,947	230,965
Operating revenues	532,687	527,015	517,406
Profit (loss) for the year	₩ 8,793	₩ 5,728	₩ 4,267
KT Alpha Co., Ltd. (KT Hitel Co., Ltd.) [member]
Disclosure of subsidiaries [line items]
Subsidiary			KT Alpha Co., Ltd. (KT Hitel Co., Ltd.)
Total assets			₩ 406,236
Total liabilities			172,211
Operating revenues			516,737
Profit (loss) for the year			₩ 13,115
KT Alpha Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Alpha Co., Ltd.	KT Alpha Co., Ltd.
Type of Business	Data communication
Location	Korea
Controlling percentage ownership	73.00%	73.00%
Closing month	December
Total assets	₩ 464,180	₩ 443,639
Total liabilities	201,902	191,254
Operating revenues	421,191	437,308
Profit (loss) for the year	₩ 20,682	₩ 19,352
KT Service Bukbu Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Service Bukbu Co., Ltd.	KT Service Bukbu Co., Ltd.	KT Service Bukbu Co., Ltd.
Type of Business	Opening services of fixed line
Location	Korea
Controlling percentage ownership	67.30%	67.30%
Closing month	December
Total assets	₩ 56,706	₩ 63,760	₩ 74,673
Total liabilities	56,846	55,360	65,820
Operating revenues	228,816	242,119	252,304
Profit (loss) for the year	₩ (6,665)	₩ 1,212	₩ 3,227
KT Service Nambu Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Service Nambu Co., Ltd.	KT Service Nambu Co., Ltd.	KT Service Nambu Co., Ltd.
Type of Business	Opening services of fixed line
Location	Korea
Controlling percentage ownership	77.30%	77.30%
Closing month	December
Total assets	₩ 57,827	₩ 71,576	₩ 80,450
Total liabilities	51,826	58,745	66,479
Operating revenues	285,634	291,170	301,720
Profit (loss) for the year	₩ (5,881)	₩ 1,354	₩ 3,067
KT Commerce Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Commerce Inc.
Type of Business	B2C, B2B service
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Strategic Investment Fund No.3 [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Strategic Investment Fund No.3
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Strategic Investment Fund No.4 [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Strategic Investment Fund No.4
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Strategic Investment Fund No.5 [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Strategic Investment Fund No.5
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
BC-VP Strategic Investment Fund No.1 [member]
Disclosure of subsidiaries [line items]
Subsidiary	BC-VP Strategic Investment Fund No.1
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
BC Card Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	BC Card Co., Ltd.	BC Card Co., Ltd.	BC Card Co., Ltd.
Type of Business	Credit card business
Location	Korea
Controlling percentage ownership	69.50%	69.50%
Closing month	December
Total assets	₩ 5,961,047	₩ 6,352,878	₩ 5,666,075
Total liabilities	4,196,724	4,722,432	4,109,200
Operating revenues	3,806,858	4,027,450	3,897,090
Profit (loss) for the year	₩ 141,149	₩ 76,545	₩ 148,341
VP Inc. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	VP Inc.
Type of Business	Payment security service for credit card, others
Location	Korea
Controlling percentage ownership	72.20%	72.20%
Closing month	December
H&C Network [member]
Disclosure of subsidiaries [line items]
Subsidiary	H&C Network	H&C Network	H&C Network
Type of Business	Call center for financial sectors
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 59,808	₩ 81,107	₩ 82,737
Total liabilities	5,039	4,863	6,640
Operating revenues	26,188	27,205	27,392
Profit (loss) for the year	₩ 1,868	₩ 1,814	₩ 992
BC Card China Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	BC Card China Co., Ltd.
Type of Business	Software development and data processing
Location	China
Controlling percentage ownership	100.00%	100.00%
Closing month	December
INITECH Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	INITECH Co., Ltd.
Type of Business	Internet banking ASP and security solutions
Location	Korea
Controlling percentage ownership	67.30%	63.90%
Closing month	December
Smartro Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Smartro Co., Ltd.
Type of Business	VAN (Value Added Network) business
Location	Korea
Controlling percentage ownership	64.50%	64.50%
Closing month	December
KTDS Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KTDS Co., Ltd.	KTDS Co., Ltd.	KTDS Co., Ltd.
Type of Business	System integration and maintenance
Location	Korea
Controlling percentage ownership	91.60%	91.60%
Closing month	December
Total assets	₩ 388,812	₩ 393,667	₩ 401,932
Total liabilities	179,630	202,067	228,474
Operating revenues	721,962	727,477	723,161
Profit (loss) for the year	₩ 34,883	₩ 33,971	₩ 30,941
KT M&S Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT M&S Co., Ltd.	KT M&S Co., Ltd.	KT M&S Co., Ltd.
Type of Business	PCS distribution
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 261,539	₩ 258,477	₩ 255,310
Total liabilities	193,526	209,075	204,336
Operating revenues	807,735	695,856	730,802
Profit (loss) for the year	₩ 19,681	₩ 3,783	₩ 8,105
GENIE Music Corporation [Member]
Disclosure of subsidiaries [line items]
Subsidiary	GENIE Music Corporation
Type of Business	Online music production and distribution
Location	Korea
Controlling percentage ownership	36.00%	36.00%
Closing month	December
KT MOS Bukbu Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT MOS Bukbu Co., Ltd.	KT MOS Bukbu Co., Ltd.	KT MOS Bukbu Co., Ltd.
Type of Business	Telecommunication facility maintenance
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 50,262	₩ 50,750	₩ 38,684
Total liabilities	32,012	28,431	22,553
Operating revenues	103,410	101,428	83,085
Profit (loss) for the year	₩ 1,287	₩ 8,457	₩ 4,607
KT MOS Nambu Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT MOS Nambu Co., Ltd.	KT MOS Nambu Co., Ltd.	KT MOS Nambu Co., Ltd.
Type of Business	Telecommunication facility maintenance
Location	Korea
Controlling percentage ownership	98.40%	98.40%
Closing month	December
Total assets	₩ 51,458	₩ 46,839	₩ 42,011
Total liabilities	28,427	26,012	25,416
Operating revenues	103,765	101,422	83,330
Profit (loss) for the year	₩ 3,719	₩ 5,749	₩ 5,035
KT Skylife Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Skylife Co., Ltd.	KT Skylife Co., Ltd.	KT Skylife Co., Ltd.
Total assets	₩ 1,040,188	₩ 1,220,842	₩ 1,359,166
Total liabilities	463,594	479,369	503,679
Operating revenues	1,026,644	1,034,342	1,038,468
Profit (loss) for the year	₩ (156,033)	₩ (109,407)	₩ 20,941
KT Skylife [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Skylife
Type of Business	Satellite TV
Location	Korea
Controlling percentage ownership	50.50%	50.60%
Closing month	December
Skylife TV Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Skylife TV Co., Ltd.
Type of Business	TV contents provider
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Estate Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Estate Inc.	KT Estate Inc.	KT Estate Inc.
Type of Business	Residential building development and supply
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 2,740,463	₩ 2,746,546	₩ 2,480,333
Total liabilities	1,099,622	1,121,970	833,842
Operating revenues	555,984	511,018	478,188
Profit (loss) for the year	₩ 24,290	₩ 871	₩ 58,780
KT Investment Management Inc. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Investment Management Inc.
Type of Business	Asset management, real estate, and consulting services
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT GDH Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT GDH Co., Ltd.	KT GDH Co., Ltd.	KT GDH Co., Ltd.
Type of Business	Data center development and related service
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 7,998	₩ 7,760	₩ 12,059
Total liabilities	1,462	1,501	1,596
Operating revenues	3,977	4,346	4,323
Profit (loss) for the year	₩ 303	₩ 648	₩ 451
KT Sat Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Sat Co., Ltd.	KT Sat Co., Ltd.	KT Sat Co., Ltd.
Type of Business	Satellite communication business
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 733,574	₩ 699,607	₩ 677,980
Total liabilities	92,877	88,524	89,644
Operating revenues	188,412	182,274	185,313
Profit (loss) for the year	₩ 30,741	₩ 30,502	₩ 28,073
Nasmedia, Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Nasmedia Co., Ltd.	Nasmedia Co., Ltd.	Nasmedia Co., Ltd.
Type of Business	Solution provider and IPTV advertisement sales business
Location	Korea
Controlling percentage ownership	44.10%	44.10%
Closing month	December
Total assets	₩ 492,782	₩ 513,311	₩ 516,945
Total liabilities	252,707	262,336	275,730
Operating revenues	143,639	147,934	153,211
Profit (loss) for the year	₩ (3,884)	₩ 17,703	₩ 27,691
KT Sports Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Sports Co., Ltd.	KT Sports Co., Ltd.	KT Sports Co., Ltd.
Type of Business	Management of sports teams
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 23,299	₩ 26,615	₩ 28,220
Total liabilities	7,435	11,299	15,461
Operating revenues	83,888	66,309	65,350
Profit (loss) for the year	₩ 859	₩ (12,386)	₩ (7,302)
KT Music Contents Fund No.2 [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Music Contents Fund No.2	KT Music Contents Fund No.2	KT Music Contents Fund No.2
Type of Business	Music and contents investment business
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 5,508	₩ 5,558	₩ 15,718
Total liabilities	1,589	1,772	277
Operating revenues	199	534	1,040
Profit (loss) for the year	₩ 134	₩ (992)	₩ 735
KT-Michigan Global Content Fund [member]
Disclosure of subsidiaries [line items]
Subsidiary			KT-Michigan Global Content Fund
Total assets			₩ 2,371
Total liabilities			27
Operating revenues			33
Profit (loss) for the year			₩ (1,095)
KTCS Corporation [member]
Disclosure of subsidiaries [line items]
Subsidiary	KTCS Corporation	KTCS Corporation	KTCS Corporation
Type of Business	Database and online information provider
Location	Korea
Controlling percentage ownership	34.10%	34.10%
Closing month	December
Total assets	₩ 435,066	₩ 434,900	₩ 419,726
Total liabilities	232,129	234,850	228,618
Operating revenues	1,122,264	1,035,911	1,031,010
Profit (loss) for the year	₩ 6,814	₩ 15,804	₩ 17,634
KTIS Corporation [member]
Disclosure of subsidiaries [line items]
Subsidiary	KTIS Corporation	KTIS Corporation	KTIS Corporation
Type of Business	Database and online information provider
Location	Korea
Controlling percentage ownership	33.30%	33.30%
Closing month	December
Total assets	₩ 469,932	₩ 447,609	₩ 396,208
Total liabilities	261,826	243,519	199,204
Operating revenues	604,479	593,162	536,229
Profit (loss) for the year	₩ 11,862	₩ 13,922	₩ 15,917
KT M Mobile Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT M Mobile Co., Ltd.	KT M Mobile Co., Ltd.	KT M Mobile Co., Ltd.
Type of Business	Special category telecommunications operator and sales of communication device
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 195,196	₩ 176,838	₩ 152,114
Total liabilities	74,570	69,317	49,816
Operating revenues	347,933	301,049	262,918
Profit (loss) for the year	₩ 13,142	₩ 5,605	₩ 4,731
KT Investment Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Investment Co., Ltd.	KT Investment Co., Ltd.	KT Investment Co., Ltd.
Type of Business	Financing business for new technology
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 84,369	₩ 83,638	₩ 103,354
Total liabilities	56,721	57,420	79,182
Operating revenues	19,355	24,976	15,136
Profit (loss) for the year	₩ 1,621	₩ 2,180	₩ 2,840
PlayD Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	PlayD Co., Ltd.
Type of Business	Advertising agency
Location	Korea
Controlling percentage ownership	70.40%	70.40%
Closing month	December
Next Connect PFV [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Next Connect PFV	Next Connect PFV	Next Connect PFV
Type of Business	Residential building development and supply
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 1,429,260	₩ 946,687	₩ 624,734
Total liabilities	1,133,891	629,809	277,967
Operating revenues	137	0	3
Profit (loss) for the year	₩ (21,508)	₩ (29,889)	₩ (3,712)
KT Rwanda Networks Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Rwanda Networks Ltd.	KT Rwanda Networks Ltd.	KT Rwanda Networks Ltd.
Type of Business	Network install management
Location	Rwanda
Controlling percentage ownership	51.00%	51.00%
Closing month	December
Total assets	₩ 131,362	₩ 134,847	₩ 126,721
Total liabilities	341,313	313,787	267,369
Operating revenues	21,624	26,788	30,834
Profit (loss) for the year	₩ (21,025)	₩ (57,628)	₩ (27,467)
AOS Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	AOS Ltd.	AOS Ltd.	AOS Ltd.
Type of Business	System integration and maintenance
Location	Rwanda
Controlling percentage ownership	51.00%	51.00%
Closing month	December
Total assets	₩ 14,305	₩ 10,763	₩ 10,972
Total liabilities	19,422	1,983	905
Operating revenues	10,768	8,287	8,049
Profit (loss) for the year	₩ 643	₩ 128	₩ 1,274
KT Japan Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Japan Co., Ltd.	KT Japan Co., Ltd.	KT Japan Co., Ltd.
Type of Business	Foreign investment business and local counter work
Location	Japan
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 1,750	₩ 2,015	₩ 1,888
Total liabilities	3,289	3,341	3,141
Operating revenues	2,897	2,793	3,263
Profit (loss) for the year	₩ (180)	₩ (110)	₩ 226
East Telecom LLC [member]
Disclosure of subsidiaries [line items]
Subsidiary	East Telecom LLC	East Telecom LLC	East Telecom LLC
Type of Business	Wireless/fixed line internet business
Location	Uzbekistan
Controlling percentage ownership	91.60%	91.60%
Closing month	December
Total assets	₩ 75,828	₩ 48,483	₩ 42,691
Total liabilities	40,371	22,632	21,645
Operating revenues	38,100	30,350	27,030
Profit (loss) for the year	₩ 6,938	₩ 7,723	₩ 6,419
KT America, Inc. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT America, Inc.	KT America, Inc.	KT America, Inc.
Type of Business	Foreign investment business and local counter work
Location	USA
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 6,843	₩ 6,013	₩ 5,945
Total liabilities	614	701	843
Operating revenues	7,445	8,928	8,070
Profit (loss) for the year	₩ 192	₩ 133	₩ 37
PT. BC Card Asia Pacific [member]
Disclosure of subsidiaries [line items]
Subsidiary	PT. BC Card Asia Pacific
Type of Business	Software development and supply
Location	Indonesia
Controlling percentage ownership	99.90%	99.90%
Closing month	December
KT Hong kong Telecommunications Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Hong Kong Telecommunications Co., Ltd.	KT Hong Kong Telecommunications Co., Ltd.	KT Hong Kong Telecommunications Co., Ltd.
Type of Business	Fixed line telecommunication business
Location	Hong Kong
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 9,105	₩ 11,142	₩ 10,505
Total liabilities	1,680	5,121	4,768
Operating revenues	16,917	19,373	20,413
Profit (loss) for the year	₩ 423	₩ 143	₩ 51
Korea Telecom Singapore Pte. Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Korea Telecom Singapore Pte. Ltd.
Type of Business	Foreign investment business and local counter work
Location	Singapore
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Texnoprosistem LLC [member]
Disclosure of subsidiaries [line items]
Subsidiary	Texnoprosistem LLC
Type of Business	Fixed line internet business
Location	Uzbekistan
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Nasmedia Thailand Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Nasmedia Thailand Co., Ltd.
Type of Business	Internet advertising solution
Location	Thailand
Controlling percentage ownership	99.90%	99.90%
Closing month	December
KT Huimangjieum [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Huimangjieum	KT Huimangjieum	KT Huimangjieum
Type of Business	Manufacturing
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 8,854	₩ 8,073	₩ 6,984
Total liabilities	2,275	2,715	2,582
Operating revenues	19,285	17,687	22,860
Profit (loss) for the year	₩ 1,338	₩ 1,012	494
KT Engineering Co., Ltd. (KT ENGCORE Co., Ltd) [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Engineering Co., Ltd. (KT ENGCORE Co., Ltd.)
Total assets			141,463
Total liabilities			89,853
Operating revenues			258,435
Profit (loss) for the year			₩ 10,302
K-REALTY RENTAL HOUSING REIT 3 [member]
Disclosure of subsidiaries [line items]
Subsidiary	K-REALTY RENTAL HOUSING REIT 3
Type of Business	Residential building
Location	Korea
Controlling percentage ownership	88.60%	88.60%
Closing month	December
Storywiz Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Storywiz Co., Ltd.
Type of Business	Contents and software development and supply
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Engineering Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Engineering Co., Ltd.	KT Engineering Co., Ltd.
Type of Business	Telecommunication facility construction and maintenance
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 183,753	₩ 160,243
Total liabilities	123,132	104,005
Operating revenues	333,874	262,063
Profit (loss) for the year	₩ 2,634	₩ 5,327
KT Studio Genie Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Studio Genie Co., Ltd.	KT Studio Genie Co., Ltd.	KT Studio Genie Co., Ltd.
Type of Business	Data communication service and data communication construction business
Location	Korea
Controlling percentage ownership	90.90%	90.90%
Closing month	December
Total assets	₩ 880,509	₩ 989,187	₩ 987,270
Total liabilities	212,683	259,413	268,911
Operating revenues	452,685	542,955	723,580
Profit (loss) for the year	₩ (29,364)	₩ 13,507	₩ 189,498
Lolab Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary		Lolab Co., Ltd.	Lolab Co., Ltd.
Total assets		₩ 42,744	₩ 35,091
Total liabilities		37,838	17,247
Operating revenues		173,035	74,881
Profit (loss) for the year		₩ (12,938)	₩ (7,985)
KHS Corporation [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KHS Corporation
Type of Business	Operation and maintenance of facilities
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
HCN Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	HCN Co., Ltd.
Type of Business	Cable television service
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Millie Seojae [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Millie Seojae
Type of Business	Book contents service
Location	Korea
Controlling percentage ownership	38.70%	30.20%
Closing month	December
KT ES Pte. Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT ES Pte. Ltd.	KT ES Pte. Ltd.	KT ES Pte. Ltd.
Type of Business	Foreign investment business
Location	Singapore
Controlling percentage ownership	68.80%	57.60%
Closing month	December
Total assets	₩ 78,800	₩ 117,009	₩ 240,721
Total liabilities	59,114	90,392	88,640
Operating revenues	93,358	87,865	78,815
Profit (loss) for the year	₩ (79,014)	₩ (124,850)	₩ (23,957)
Epsilon Global Communications PTE. Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Epsilon Global Communications PTE. Ltd.
Type of Business	Network service industry
Location	Singapore
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Epsilon Telecommunications (SP) PTE. Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Epsilon Telecommunications (SP) PTE. Ltd.
Type of Business	Fixed line telecommunication business
Location	Singapore
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Epsilon Telecommunications (US) PTE. Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Epsilon Telecommunications (US) PTE. Ltd.
Type of Business	Fixed line telecommunication business
Location	Singapore
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Epsilon Telecommunications Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Epsilon Telecommunications Limited
Type of Business	Fixed line telecommunication business
Location	UK
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Epsilon Telecommunications (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Epsilon Telecommunications (HK) Limited
Type of Business	Fixed line telecommunication business
Location	Hong Kong
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Epsilon US Inc. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Epsilon US Inc.
Type of Business	Fixed line telecommunication business
Location	USA
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Epsilon Telecommunications (BG) EOOD [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Epsilon Telecommunications (BG) EOOD
Type of Business	Employee support service
Location	Bulgaria
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Nasmedia KT Alpha Future Growth Strategic Investment Fund [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Nasmedia-KT Alpha Future Growth Strategic Investment Fund
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Strategic Investment Fund 6 [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Strategic Investment Fund 6
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Altimedia Corporation [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Altimedia Corporation	Altimedia Corporation	Altimedia Corporation
Type of Business	Software development and delivery
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 45,287	₩ 48,381	₩ 44,861
Total liabilities	11,919	12,374	15,777
Operating revenues	36,774	45,035	47,203
Profit (loss) for the year	₩ 290	₩ 7,352	₩ 6,035
Altimidia B.V. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Altimidia B.V.
Type of Business	Software development and delivery
Location	Netherlands
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Altimidia Vietnam [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Altimidia Vietnam
Type of Business	Software development and delivery
Location	Vietnam
Controlling percentage ownership	100.00%	100.00%
Closing month	December
BCCARD VIETNAM LTD. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	BCCARD VIETNAM LTD.
Type of Business	Software sales business
Location	Vietnam
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT RUS LLC [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT RUS LLC	KT RUS LLC	KT RUS LLC
Type of Business	Foreign investment business
Location	Russia
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 420	₩ 501	₩ 967
Total liabilities	0	10	16
Operating revenues	1	1	5
Profit (loss) for the year	₩ (31)	₩ (378)	₩ (871)
KTP SERVICES INC. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KTP SERVICES INC.	KTP SERVICES INC.	KTP SERVICES INC.
Type of Business	Fixed line telecommunication business
Location	Philippines
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 3,257	₩ 2,967	₩ 3,832
Total liabilities	750	919	2,044
Operating revenues	718	671	776
Profit (loss) for the year	₩ 272	₩ 235	₩ (255)
PT CRANIUM ROYAL ADITAMA [Member]
Disclosure of subsidiaries [line items]
Subsidiary	PT CRANIUM ROYAL ADITAMA
Type of Business	Software development
Location	Indonesia
Controlling percentage ownership	67.00%	67.00%
Closing month	December
Hangang Real Estate Investment Trust No. 24 [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Hangang Real Estate Investment Trust No. 24
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	75.00%	75.00%
Closing month	December
KT DX Vietnam Company Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT DX VIETNAM COMPANY LIMITED	KT DX VIETNAM COMPANY LIMITED	KT DX Vietnam Company Limited
Type of Business	Software development
Location	Vietnam
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 1,568	₩ 1,694	₩ 1,815
Total liabilities	120	102	6
Operating revenues	469	82	0
Profit (loss) for the year	₩ (262)	₩ (207)	₩ 26
kt cloud Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	kt Cloud Co., Ltd.	kt cloud Co., Ltd.	kt cloud Co., Ltd.
Type of Business	Information and communications development
Location	Korea
Controlling percentage ownership	92.70%	92.70%
Closing month	December
Total assets	₩ 2,061,020	₩ 1,983,972	₩ 1,348,684
Total liabilities	542,569	503,241	245,872
Operating revenues	784,284	679,825	432,118
Profit (loss) for the year	₩ 35,676	₩ 63,956	₩ 14,712
KT HEALTHCARE VINA COMPANY LIMITED [Member]
Disclosure of subsidiaries [line items]
Subsidiary		KT HEALTHCARE VINA COMPANY LIMITED
Total assets		₩ 12,730
Total liabilities		439
Operating revenues		0
Profit (loss) for the year		₩ (721)
Open cloud lab Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Open cloud lab Co., Ltd.
Type of Business	IT consulting service and Telecommunication equipment sales
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Living, Inc. (formerly KD Living, Inc.) [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Living, Inc. (formerly KD Living, Inc.)
Type of Business	Residential building management
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
K-Realty Qualified Private Real Estate Investment Trust No. 1 [Member]
Disclosure of subsidiaries [line items]
Subsidiary	K-Realty Qualified Private Real Estate Investment Trust No. 1	K-Realty Qualified Private Real Estate InvestmentTrust No. 1
Type of Business	Real estate management
Location	Korea
Controlling percentage ownership	6.50%	6.50%
Closing month	December
Total assets	₩ 79,220	₩ 80,266
Total liabilities	50,681	50,693
Operating revenues	4,358	4,682
Profit (loss) for the year	₩ (1,034)	₩ (1,037)
AQUA RETAIL VIETNAM COMPANY LIMITED [Member]
Disclosure of subsidiaries [line items]
Subsidiary	AQUA RETAIL VIETNAM COMPANY LIMITED	AQUA RETAIL VIETNAM COMPANY LIMITED
Type of Business	E-voucher issuance and trading business
Location	Vietnam
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 1,903	₩ 1,202
Total liabilities	497	62
Operating revenues	531	16
Profit (loss) for the year	₩ (827)	₩ (248)
K-Realty Qualified Private Real Estate Investment Trust No. 4 [Member]
Disclosure of subsidiaries [line items]
Subsidiary	K-Realty Qualified Private Real Estate Investment Trust No. 4
Type of Business	Real estate management
Location	Korea
Controlling percentage ownership	93.90%	93.90%
Closing month	December
BC Strategic Investment Fund 2 [Member]
Disclosure of subsidiaries [line items]
Subsidiary	BC Strategic Investment Fund 2
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%
Closing month	December
K-Logis Hwaseong Inc. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	K-Logis Hwaseong Inc.
Type of Business	Residential building development and supply
Location	Korea
Controlling percentage ownership	80.00%
Closing month	December
kt netcore. Co. Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	kt netcore. Co. Ltd.
Type of Business	Telecommunication facility maintenance and service business
Location	Korea
Controlling percentage ownership	100.00%
Closing month	December
Total assets	₩ 61,213
Total liabilities	79
Operating revenues	0
Profit (loss) for the year	₩ 134
kt p&m [Member]
Disclosure of subsidiaries [line items]
Subsidiary	kt p&m
Type of Business	Information and communications development and Electrical design corporation
Location	Korea
Controlling percentage ownership	100.00%
Closing month	December
Total assets	₩ 10,029
Total liabilities	96
Operating revenues	0
Profit (loss) for the year	₩ (67)